INTANGIBLE ASSETS - Other information (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 17, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Intangible assets other than goodwill, net			$ 2,344.1	$ 1,466.7
Amount to acquire intangible assets	$ 664.0	$ 166.0	1,018.7	205.9	$ 496.9
Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net			417.0	295.3
Cost
INTANGIBLE ASSETS
Intangible assets other than goodwill, net			3,739.7	2,741.1	2,602.5
Additions			1,018.7	205.9
Cost | Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net			902.1	732.5
Additions			186.0	98.6	65.2
Accumulated amortization and impairment losses
INTANGIBLE ASSETS
Intangible assets other than goodwill, net			(1,395.6)	(1,274.4)	(1,158.5)
Amortization			165.3	143.4
Net carrying value of intangible assets with an indefinite useful life			1,571.1	741.1
Accumulated amortization and impairment losses | Internally Generated
INTANGIBLE ASSETS
Intangible assets other than goodwill, net			(485.1)	(437.2)
Amortization			$ 64.2	$ 52.2	$ 45.2